Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Schedule of financial statements included in restatement

	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet as of January 26, 2021 (as revised in Footnote 2 to the Financial Statements included in the Company’s quarterly report on Form 10-Q for the quarterly period ended on March 31, 2021 and filed with the SEC on June 3, 2021 (“2021 Q1 Financials”))

Class A common stock, $0.0001 par value; stock subject to possible redemption at redemption value	$203,745,030	$26,254,970	$230,000,000
Stockholders’ equity (deficit):
Class A common stock - $0.0001 par value	263	(263)	—
Additional paid-in capital	5,550,750	(5,550,750)	—
Retained Earnings (Accumulated Deficit)	(551,585)	(20,703,957)	(21,255,542)
Total stockholders’ equity (deficit)	$5,000,003	$(26,254,970)	$(21,254,967)
Shares subject to possible redemption	20,374,503	2,625,497	23,000,000
Shares of Class A common stock issued and outstanding	2,625,497	(2,625,497)	—
Balance Sheet as of March 31, 2021 (per 2021 Q1 Financials)
Class A common stock, $0.0001 par value; stock subject to possible redemption at redemption value	$207,427,230	$22,572,770	$230,000,000
Stockholders’ equity (deficit):
Class A common stock - $0.0001 par value	226	(226)	—
Additional paid-in capital	1,823,586	(1,823,586)	—
Retained Earnings (Accumulated Deficit)	3,175,615	(20,748,958)	(17,573,343)
Total stockholders’ equity (deficit)	$5,000,002	$(22,572,770)	$(17,572,768)
Shares subject to possible redemption	20,742,723	2,257,277	23,000,000
Shares of Class A common stock issued and outstanding	2,257,277	(2,257,277)	—

Balance Sheet as of June 30, 2021 (per 2021 Q1 Financials included in the Company’s quarterly report on Form 10-Q for the quarterly period ended June 30, 2021 and filed with the SEC on August 17, 2021 (“2021 Q2 Financials”)

Class A common stock, $0.0001 par value; stock subject to possible redemption at redemption value	$186,539,280	$43,460,720	$230,000,000
Stockholders’ equity (deficit)
Class A common stock - $0.0001 par value	435	(435)	—
Additional paid-in-capital	22,711,327	(22,711,327)	—
Retained Earnings (Accumulated Deficit)	(17,712,334)	(20,748,958)	(38,461,292)
Total stockholders’ equity (deficit)	$5,000,003	$(43,460,720)	$(38,460,717)
Shares subject to possible redemption	18,653,928	4,346,072	23,000,000
Shares of Class A common stock issued and outstanding	4,346,072	(4,346,071)	—

	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Weighted average shares outstanding, Class A common stock subject to possible redemption	20,374,503	(3,763,392)	16,611,111
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$0.14	$0.14
Weighted average shares outstanding, non-redeemable common stock	7,518,415	(1,768,415)	5,750,000
Basic and diluted net income per share, non-redeemable common stock	$0.42	$(0.28)	$0.14
Statement of Operations for the three months ended June 30, 2021 (per 2021 Q2 Financials)
Weighted average shares outstanding, Class A common stock subject to possible redemption	20,742,723	2,257,277	23,000,000
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$—	$(0.73)	$(0.73)
Weighted average shares outstanding, non-redeemable common stock	8,007,277	(2,257,277)	5,750,000
Basic and diluted net loss per share, non-redeemable common stock	$(2.61)	$1.88	$(0.73)
Statement of Operations for the six months ended June 30, 2021 (per 2021 Q2 Financials)
Weighted average shares outstanding, Class A common stock subject to possible redemption	17,745,472	2,077,732	19,823,204
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$—	$(0.69)	$(0.69)
Weighted average shares outstanding, non-redeemable common stock	7,827,732	(2,077,732)	5,750,000
Basic and diluted net loss per share, non-redeemable common stock	$(2.26)	$1.57	$(0.69)
Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Sale of Units in Initial Public Offering, less fair value of public warrants, net of offering expenses, plus excess of cash received over initial fair value of private warrants	$209,226,617	$(209,226,617)	$—
Class A common stock subject to possible redemption	(207,427,230)	207,427,230	—
Excess of cash received over initial fair value of private warrants	—	1,122,000	1,122,000
Accretion of Class A common stock subject to possible redemption	$—	(21,895,383)	$(21,895,383)
Statement of Changes in Stockholders’ Equity for the three months ended June 30, 2021 (per 2021 Q2 Financials)
Class A common stock subject to possible redemption	$20,887,950	$(20,887,950)	$—
Statement of Cash Flows for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$203,745,030	$26,254,970	$230,000,000
Change in value of Class A common stock subject to possible redemption	3,682,200	(3,682,200)	—
Statement of Cash Flows for the six months ended June 30, 2021 (per 2021 Q2 Financials)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$203,745,030	$26,254,970	$230,000,000
Change in value of Class A common stock subject to possible redemption	(17,205,750)	17,205,750	—